BORROWINGS AND FINANCING	12 Months Ended
Dec. 31, 2022
Borrowings And Financing
BORROWINGS AND FINANCING

13.	BORROWINGS AND FINANCING

The balances of borrowings and financing that, recorded at amortized cost are as follows:

				Consolidated
	Current Liabilities		Non-current Liabilities
	12/31/2022	12/31/2021	12/31/2022	12/31/2021

Foreign Debt
Floating Rates:
Prepayment	1,571,208	1,626,521	5,474,359	3,875,713
Fixed Rates:
Bonds, Perpetual bonds, Facility, CCE and ACC	1,189,717	678,239	16,790,284	15,380,392
Intercompany
Fixed interest in EUR
Intercompany
Facility	62,187	550,460	166,302	79,013
	2,823,112	2,855,220	22,430,945	19,335,118

Debt agreements in Brazil
Floating Rate Securities in R$:
BNDES/FINAME/FINEP, Debentures, NCE and CCB	2,446,840	2,677,516	13,740,051	7,886,796
	2,446,840	2,677,516	13,740,051	7,886,796
Total Borrowings and Financing	5,269,952	5,532,736	36,170,996	27,221,914
Transaction Costs and Issue Premiums	(76,316)	(45,877)	(445,890)	(201,251)
Total Borrowings and Financing + Transaction cost	5,193,636	5,486,859	35,725,106	27,020,663

13.a)	Movements of borrowings and financing

The following table shows amortization and funding during the year:

		Consolidated
	12/31/2022	12/31/2021
Opening balance	32,507,522	35,270,653
New debts	20,248,223	12,915,332
Repayment	(10,782,858)	(17,639,178)
Payments of charges	(2,315,586)	(2,137,782)
Accrued charges (note 29)	2,595,011	2,140,961
Acquisition of Elizabeth		372,123
Consolidation of companies	81,978
Others (1)	(1,415,548)	1,585,413
Closing balance	40,918,742	32,507,522
(1)	Including unrealized exchange and monetary variations and funding cost.

In 2022, the Company entered into new debt agreements and amortized borrowings and financing as shown below:

				Consolidated
				12/31/2022
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	2,131,171	2023 to 2032	(467,381)	(174,797)
Bonds, ACC, CCE e Facility	9,253,891	2023 to 2032	(3,471,458)	(951,167)
Debentures	7,300,000	2024 to 2037
BNDES/FINAME, Debêntures, NCE e CCB	1,563,161	2023 to 2025	(6,844,019)	(1,189,622)
	20,248,223		(10,782,858)	(2,315,586)

13.b)	Maturities of borrowings and financing presented in current and non-current liabilities

			Consolidated
			12/31/2022
	Borrowings and financing in foreign currency	Borrowings and financing in national currency	Total
Average rate	in Dollar 5.84%in Euro 3.07%	in Real 15.40%
2023	2,823,112	2,446,840	5,269,952
2024	852,419	3,022,057	3,874,476
2025	2,307,737	1,151,692	3,459,429
2026	2,469,116	2,170,972	4,640,088
2027	796,378	2,191,107	2,987,485
2028 to 2031	12,992,073	2,687,293	15,679,366
After 2031	3,013,222	2,516,930	5,530,152
	25,254,057	16,186,891	41,440,948

•      Covenants

The Company debt agreements provide for the fulfillment of certain non-financial obligations, as well as the maintenance of certain parameters and performance indicators, such as disclosure of its audited financial statements according to regulatory deadlines or payment of commission for risk assumption, if the indicator of net debt to EBITDA reaches the levels foreseen in those agreements.

As of December 31, 2022, the Company is compliant with the financial and non-financial obligations (covenants) of its existing agreements.

Accounting Policy

Borrowings and financing are initially recognized at fair value, net of transaction costs and subsequently measured at amortized cost using the effective interest rate and charges methods. Interest, commissions, and possible financial charges are recorded pro-rata on an accrual basis.